Demerger of the Ice Cream Business - Disclosure of total gain on demerger calculation (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 06, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill		€ (17,709)	€ (22,311)
Intangible assets		(17,055)	(18,590)
Property, plant and equipment		(8,992)	(11,669)
Pension assets		(4,462)	(4,164)
Net deferred tax assets		(1,146)	(1,280)
Other non-current assets		(976)	(971)
Trade and other current receivables		(7,346)	(6,011)
Cash and cash equivalents		(3,941)	(6,136)
Current tax assets		(329)	(373)
Trade payables and other current liabilities		16,939	16,690
Financial liabilities		28,278	32,053		€ 29,622
Gain on demerger before exchange movements	€ 4,409
Loss on recycling of currency retranslation on disposal	(1,036)
Total gain on the demerger after tax	€ 3,373	€ 3,373	€ 0	[1]	€ 0	[1]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Demerger percentage distributed	80.15%
Demerger percentage retained	19.85%
Fair value of the Ice Cream business distributed	€ 6,752
Fair value of the retained ownership in TMICC	1,672
Total fair value	8,424
Goodwill	(3,322)
Intangible assets	(729)
Property, plant and equipment	(2,234)
Pension assets	(80)
Inventories	(925)
Net deferred tax assets	(302)
Other non-current assets	(10)
Trade and other current receivables	(1,960)
Cash and cash equivalents	(531)
Current tax assets	(43)
Trade payables and other current liabilities	2,797
Financial liabilities	3,179
Pension liabilities	86
Provisions	59
Total carrying amount of net assets derecognised	(4,015)
Loss on recycling of currency retranslation on disposal	(1,000)
Total gain on the demerger after tax	€ 3,400

[1]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).